Restructuring and related expenses (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
White Collar Productivity program
Restructuring and Related Cost
Term of program (in years)	2 years	2 years
Costs incurred		$ 140	$ 370
Cumulative costs incurred up to December 31, 2016		510
Total expected costs		520	852
Expenses		235	369
Reduction in total expected program costs		332
Liabilities associated with reorganization.
Liability at beginning of period		334
Expenses		235	369
Cash payments		(109)	(35)
Changes in estimates		(103)
Exchange rate differences		(23)
Liability at end of period		334	334
White Collar Productivity program | Total cost of sales
Restructuring and Related Cost
Expenses		92	122
Liabilities associated with reorganization.
Expenses		92	122
Changes in estimates		(49)
White Collar Productivity program | Selling, general and administrative expenses;
Restructuring and Related Cost
Expenses		38	187
Liabilities associated with reorganization.
Expenses		38	187
Changes in estimates		(38)
White Collar Productivity program | Non-order related research and development expenses
Restructuring and Related Cost
Expenses		(5)	38
Liabilities associated with reorganization.
Expenses		(5)	38
White Collar Productivity program | Other income (expense), net.
Restructuring and Related Cost
Expenses		15	23
Liabilities associated with reorganization.
Expenses		15	23
White Collar Productivity program | Electrification Products
Restructuring and Related Cost
Costs incurred		14	73
Cumulative costs incurred up to December 31, 2016		87
Total expected costs		89
White Collar Productivity program | Discrete Automation and Motion
Restructuring and Related Cost
Costs incurred		27	45
Cumulative costs incurred up to December 31, 2016		72
Total expected costs		74
White Collar Productivity program | Process Automation
Restructuring and Related Cost
Costs incurred		36	96
Cumulative costs incurred up to December 31, 2016		132
Total expected costs		134
White Collar Productivity program | Power Grids
Restructuring and Related Cost
Costs incurred		33	70
Cumulative costs incurred up to December 31, 2016		103
Total expected costs		105
White Collar Productivity program | Corporate and Other
Restructuring and Related Cost
Costs incurred		30	86
Cumulative costs incurred up to December 31, 2016		116
Total expected costs		118
White Collar Productivity program | Employee severance costs
Restructuring and Related Cost
Costs incurred		130	364
Cumulative costs incurred up to December 31, 2016		494
Expenses		232	364
Liabilities associated with reorganization.
Liability at beginning of period		330
Expenses		232	364
Cash payments		(106)	(34)
Changes in estimates		(102)
Exchange rate differences		(23)
Liability at end of period		331	330
White Collar Productivity program | Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred		2	5
Cumulative costs incurred up to December 31, 2016		7
Expenses		3	5
Liabilities associated with reorganization.
Liability at beginning of period		4
Expenses		3	5
Cash payments		(3)	(1)
Changes in estimates		(1)
Liability at end of period		3	4
White Collar Productivity program | Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred		8	1
Cumulative costs incurred up to December 31, 2016		9
Other restructuring-related activities
Restructuring and Related Cost
Costs incurred		171	256	$ 235
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Changes in estimates		(46)
Other restructuring-related activities | Employee severance costs
Restructuring and Related Cost
Costs incurred		90	207	177
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred		40	27	31
Other restructuring-related activities | Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred		41	$ 22	$ 27
Total Restructuring Costs
Liabilities associated with reorganization.
Changes in estimates		$ (149)
Earnings per share (basic and diluted)		$ 0.05